INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2020
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

8      INVESTMENT PROPERTIES

	Buildings	Land use rights	Total
Year ended December 31, 2020
Opening net carrying amount	414,168	1,089,098	1,503,266
Additions	—	—	—
Transfer from property, plant and equipment (Note 7)	78,135	—	78,135
Transfer from right-of-use assets (Note 20)	—	45,885	45,885
Disposals	—	(1,005)	(1,005)
Depreciation	(10,814)	(13,591)	(24,405)

Closing net carrying amount	481,489	1,120,387	1,601,876

As of December 31, 2020
Cost	601,850	1,221,710	1,823,560
Accumulated depreciation and impairment	(120,361)	(101,323)	(221,684)

Net carrying amount	481,489	1,120,387	1,601,876

	Buildings	Land use right	Total
Year ended December 31, 2019
Opening net carrying amount	235,974	920,032	1,156,006
Additions	44,063	—	44,063
Transfer from property, plant and equipment (Note 7)	179,564	—	179,564
Transfer from right-of-use assets (Note 20)	—	239,765	239,765
Disposal	(36,949)	(52,537)	(89,486)
Depreciation	(8,484)	(18,075)	(26,559)
Impairment loss	—	(87)	(87)

Closing net carrying amount	414,168	1,089,098	1,503,266
As of December 31, 2019

Cost	508,705	1,159,343	1,668,048
Accumulated depreciation and impairment	(94,537)	(70,245)	(164,782)

Net carrying amount	414,168	1,089,098	1,503,266

The Group’s investment properties consist of land use rights held for rental income and buildings leased to third parties under operating leases.

As of December 31, 2020, the Group was in the process of applying for the ownership certificates of investment properties with a net carrying value of RMB59 million (December 31, 2019: RMB255 million). There have been no litigations, claims or assessments against the Group for compensation with  respect to the use of these rights to date. As of December 31, 2020, the carrying value of these investment properties only represented approximately 0.03% of the total asset value of the Group (December 31, 2019: 0.13%). Management considers that it is probable that the Group can obtain the relevant ownership certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group has the rights to use the above investment  properties,  and that there is no material adverse impact on the overall financial position of the Group.

As of December 31, 2020, the fair value of the buildings was approximately RMB926 million (December 31, 2019: RMB1,071 million) which was estimated based on the market price of comparable buildings in the nearby area. The directors of the Company estimated that the fair value of the land use right was approximately RMB1,296 million (December 31, 2019: RMB1,269 million), which was determined based on the transaction prices for similar lands nearby.